LONG-TERM PREPAYMENTS	12 Months Ended
Feb. 29, 2012
LONG-TERM PREPAYMENTS
LONG-TERM PREPAYMENTS

11.                               LONG-TERM PREPAYMENTS

	As of	As of
	February 28,	February 29,
	2011	2012

Prepaid for teaching materials development (1)	$—	$1,099,547
Prepaid for acquisition of license (2)	—	823,934
	$—	$1,923,481

(1)         The Group signed two agreements with McGraw-Hill Hong Kong Limited to develop two sets of English teaching materials with the total amount of $1,636,609. As of February 29, 2012, the prepayment was $1,099,547, and subsequently in April 2012 the Group recorded intangible assets of $715,023 upon delivery of one set of the teaching materials. The remaining set of the teaching materials is expected to be delivered during the year ended February 28, 2013.

(2)         In September 2011, the Group entered into acquisition agreements to obtain the study-abroad intermediary service operating license, for which the Group prepaid $823,934. The Group is in the process of changing the legal representative recorded on the license and expects to complete the process during the year ended February 28, 2013.